Use of judgements and estimates	12 Months Ended
Dec. 31, 2017
Use of judgements and estimates
1. Use of judgements and estimates
In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expense. Actual amounts incurred by the Company may differ from these values.
(a) Judgements
The critical judgements that the Company’s management has made in the process of applying the Company’s accounting policies, apart from those involving estimation uncertainty (note 5(b)), that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:
(i) Achievement of commercial production
Costs incurred to construct and develop mineral properties, plant and equipment, including directly attributable costs of testing, are capitalized until the assets are brought into the location and condition necessary to be capable of operating in the manner intended by management. Net proceeds from the sale of metals produced during this period are offset against costs capitalized. Depletion of capitalized costs for mineral properties and related plant and equipment begins when operating levels intended by management have been reached. The results of operations of the Company during the years presented in these consolidated financial statements have been impacted by management’s determination that the Bisha Mine reached the operating levels intended by management with regards to copper production from supergene ore on December 1, 2013, and zinc production from primary ore on October 1, 2016.
(ii) Economic recoverability and probability of future economic benefits of exploration, evaluation and development costs
Management has determined that exploration drilling, evaluation, development and related costs incurred which have been capitalized are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geologic and metallurgic information, history of conversion of mineral deposits to proven and probable reserves, scoping and feasibility studies, accessible facilities, existing permits and life of mine plans.
(iii) Functional currency
The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined the functional currency of each entity is the US dollar. Assessment of functional currency involves certain judgements to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.
(iv) Indicators of impairment
Judgement is required in assessing whether certain factors would be considered an indicator of impairment. Potential indicators of impairment must be evaluated in conjunction with many factors, including current and forecast economic conditions, internal projections and other factors which may indicate whether there is an indicator of impairment present, and accordingly, whether impairment testing is required. Management has determined that there were no additional indicators of impairment as at December 31, 2017 other than those discussed in note 6.
(v) Exploration and evaluation
The Company’s management evaluated the Company’s accounting policy for exploration and evaluation expenditures and determined that a change would provide more relevant and reliable information to a user of the Company’s financial statements, as discussed in note 27.
(b) Key sources of estimation uncertainty

The preparation of consolidated financial statements requires that the Company’s management make assumptions and estimates of effects of uncertain future events on the carrying amounts of the Company’s assets and liabilities at the end of the reporting period. Actual results may differ from those estimates as the estimation process is inherently uncertain. Actual future outcomes could differ from present estimates and assumptions, potentially having material future effects on the Company’s consolidated financial statements. Estimates are reviewed on an ongoing basis and are based on historical experience and other facts and circumstances. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively.

The significant assumptions about the future and other major sources of estimation uncertainty as at the end of the reporting period that have a significant risk of resulting in a material adjustment to the carrying amounts of the Company’s assets and liabilities are as follows:

(i) Reserve estimates including life of mine plan

The Company estimates its ore reserves and mineral resources based on information compiled by experts. Reserves are used in the calculation of depreciation, impairment assessment and for forecasting the timing of payment of mine closure, reclamation and rehabilitation costs.

There are numerous uncertainties inherent in estimating ore reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecasted prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and may, ultimately, result in the reserves being restated.

The carrying amounts of the Company’s mineral properties, plant and equipment are depleted based on recoverable base metal pounds or ore reserve tonnes, depending on the use of the asset. Changes to estimates of recoverable quantities of base metals, ore reserve tonnes and depletable costs, including changes resulting from revisions to the Company’s mine plans and changes in metals prices forecasts, can result in a change to future depletion rates and impairment analysis.

(ii) Estimated mine closure and reclamation costs

The Company’s provision for mine closure and reclamation cost obligations represents management’s best estimate of the present value of the future cash outflows required to settle the liability which reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company.

Changes to mine closure and reclamation cost obligations are recorded with a corresponding change to the carrying amounts of related mineral properties, plant and equipment for the year. Adjustments to the carrying amounts of related mineral properties, plant and equipment can result in a change to future depletion expense.

(iii) Fair value of embedded derivative
The value of trade receivables from the sale of concentrate and direct shipping ore is measured using quoted forward market prices as at the balance sheet date that correspond to the settlement date of the provisional pricing period for the estimated metals contained within the concentrate or ore. Fluctuations in the underlying market prices of zinc, copper, gold and silver, metal content and concentrate weight can cause significant changes to the ultimate final settlement value of the receivables and the final revenue recorded can vary significantly as a result.
(iv) Net realizable value
Inventories, including ore stockpiles and concentrate inventories, are valued at the lower of weighted average cost and net realizable value. If ore stockpiles are not expected to be processed within the 12 months after the balance sheet date, they are included within non-current assets and net realizable value is calculated over the planned processing timeframe for such ore. Evaluating net realizable value requires estimates to be made with respect to various inputs, including price assumptions, costs to complete, realization and selling costs, and timing of production.
(v) Income taxes
In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted income from operations and the application of existing tax laws in each jurisdiction. Forecasted income from operations is based on life of mine projections internally developed and reviewed by management.
Importance is given to tax planning opportunities that are within the Company’s control, are feasible and can be implemented without significant obstacles. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on individual facts and circumstances of the relevant tax position evaluated in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. At the end of each reporting period, the Company reassesses unrecognized income tax assets.
(vi) Share-based payments
The factors affecting share-based payments include estimates of when stock options might be exercised and the stock price volatility. The timing for exercise of options is out of the Company’s control and will depend, among other things, upon a variety of factors including the market value of Company shares, whether a non-trading restriction has been imposed by the Company, and financial objectives of the holders of the options. The Company has used historical data to determine volatility in accordance with Black-Scholes modeling, however future volatility is inherently uncertain and the model has its limitations. While these estimates can have a material impact on the share-based payments expense and hence, results of operations, there is no impact on the Company’s financial condition or liquidity.